Investments in Investees (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [line items]
Summary of supplementary information for other operating subsidiaries

December 31, 2017	Country of incorporation	Holding stake in equity and in voting rights	Investment carrying amount	Loans and Capital bills
		%	NIS in millions

Gazit Germany Beteilingungs GmbH & Co. KG	Germany	100	133	165
Gazit Globe Israel (Development) Ltd. *)	Israel	100	136	2,061
Gazit Brasil Ltda.**)	Brazil	100	2,446	-
Gazit Horizons Inc.***)	U.S.A	100	(16)	469

December 31, 2016	Country of incorporation	Holding stake in equity and in voting rights	Investment carrying amount	Loans
		%	NIS in millions

Gazit Germany Beteilingungs GmbH & Co. KG	Germany	100	141	216
Gazit Globe Israel (Development) Ltd. *)	Israel	100	111	2,009
Gazit Brasil Ltda.**)	Brazil	100	2,276	24

*)	In October 2016, the Company, Gazit Development and Ashkenazi’s Company entered into an agreement (based on accords that the parties reached in May 2016), whereby, inter alia, it has been agreed that the holdings of Ashkenazi’s Company in Gazit Development will be acquired by the Company. In addition, it has been agreed that Gazit Development, directly and indirectly, will sell to Ashkenazi’s Company its rights in two plots of land, an office building in Israel (for which Ashkenazi’s Company will be entitled to receive partial funding from Gazit Development) and some of the shares of a subsidiary that owns real estate in Bulgaria (with the balance of the shares continuing to be indirectly owned by Gazit Development), these properties are not part of the Company’s core operations. In December 2016 the parties closed the transaction and as of this date the Company owns all the shares of Gazit Development. Moreover, in accordance with the accords between the parties, Mr. Ashkenazi has terminated his service as CEO of Gazit Development.
**)	Gazit Brazil includes the investment in Gazit Ltda. As well as Fim Norstar.
***)	Began its operation in May 2017.

ATR [Member]
Disclosure of joint ventures [line items]
Summary of financial information

Summarized statement of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	766	843
Non-current assets	12,199	11,915
Current liabilities	(570)	(583)
Non-current liabilities *)	(4,670)	(4,477)
Net assets	7,725	7,698

Allocated to:
Equity holders of the Company	4,540	4,510
Non- controlling interests	3,185	3,188
	7,725	7,698

*) Including acquisition-adjustments, net	139	155

Summarized statements of the comprehensive income -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Revenues	1,060	1,092	1,192
Net income *)	398	312	314
Other comprehensive income	65	15	43
Total comprehensive income	463	327	357

Allocated to:
Equity holders of the Company	274	178	178
Non- controlling interests	189	149	179
	463	327	357

Dividends to Non- controlling interests	252	280	196

*)	Includes acquisition- adjustments amortization

Summarized statements of cash flows -

	Year Ended December 31
	2017	2016
	NIS in millions
Net cash provided by operating activities	413	398
Net cash provided by (used in) investing activities	(5)	43
Net cash used in financing activities	(538)	(941)
Exchange differences on balances of cash and cash equivalent	3	(12)
Decrease in cash and cash equivalents	(127)	(512)

Summary of outstanding shares option
Series	Average exercise price per share	Expiration date	Number of options (in thousands*)
Options to employees and officers in ATR (2009 and 2013 plans)	€3.74	2018-2023	3,044

(*	As of December 31, 2017, all share options are fully vested; These options includes share options granted to the Company’s Vice Chairman of the Board and CEO who also serves as ATR’s Chairman of the Board.

EQY [Member]
Disclosure of joint ventures [line items]
Summary of financial information attributed to discontinued operation

Statements of comprehensive income attributed to discontinued operation –

	Two months ended March 1	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Rental income	239	1,385	1,341
Property operating expenses	65	348	353
Net operating rental income	174	1,037	988
Fair value gain (loss) from investment property and investment property under development, net	(6)	1,196	1,083
General and administrative expenses	(95)	(148)	(158)
Other income	2	9	4
Other expenses	-	(24)	-
Company’s share in earnings of equity-accounted investees, net	2	9	70
Operating income	77	2,079	1,987
Finance expenses	(30)	(246)	(245)
Finance income	-	1	3
Income before taxes on income	47	1,834	1,745
Taxes on income *)	2	195	245
Net income from discontinued operation, net	45	1,639	1,500
Other comprehensive income (loss) from discontinued operations	4	(9)	(4)
Total comprehensive income from discontinued operation	49	1,630	1,496
Allocated to:
Equity holders of the Company	17	452	478
Non-controlling interest	32	1,178	1,018
	49	1,630	1,496
Dividends to non-controlling interests	64	319	292

*)	Includes adjustments for deferred tax expenses.

Cash flows statements attributed to discontinued operation and provided by (used in) activities–

	Two months ended March 1	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Net cash provided by operating activities	92	732	668
Net cash provided by (used in) investing activities	43	(842)	(724)
Net cash provided by financing activities	72	92	33
Increase (decrease) in cash and cash equivalents	207	(18)	(23)

FCR [Member]
Disclosure of joint ventures [line items]
Summary of financial information

Summarized statements of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	837	495
Non-current assets (mainly investment property)	26,725	25,463
Current liabilities	(1,583)	(2,079)
Non-current liabilities	(12,995)	(11,810)
Net assets	12,984	12,069
Adjustments to the Group's investments in FCR:
Adjustments of non-controlling interest (including convertible instrements)	(183)	(167)
Net assets	12,801	11,902
Group holding in FCR	32.6%	36.4%
Group holding in FCR net assets	4,171	4,332
Adjustments to FCR's equity	472	24
Investment in FCR	4,643	4,356

*) FCR's Financial Statements are presented in CAD (as of December 31, 2017 and December 31, 2016 the CAD exchange rate was NIS 2.7648 and NIS 2.8511 respectively).

Summarized statements of comprehensive income -

Nine Months ended December 31
2017
NIS in millions

Rental Income	1,433
Fair value gain from investment property and investment property under development, net	756
Finance expenses, net
Taxes on income	(240)
Net income *)	1,244
Other comprehensive income	(**-
Total comprehensive income	1,244
Company’s share in FCR’s comprehensive income	389
Amortization of fair value adjustment	13
Total	402
Dividend to equity holders of the company	142

*) Including acquisition-adjustments amortization.

**) Represents an amounts of less than 1 million.

***) FCR's financial statements are presented in CAD. Translation of operations results into NIS was made by using average exchange rates for the relevant periods.

Summarized statements of comprehensive income -

	Three months ended March 31	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Rental Income	494	1,960	2,001
Property operating expenses	(192)	(737)	(747)
Net operating rental income	302	1,223	1,254
Fair value gain from investment property and investment property under development, net	500	641	125
General and administrative expenses	(28)	(106)	(118)
Other income	-	12	-
Other expenses	-	(13)	(40)
Company's share in earnings of equity-accounted investees, net	6	36	38
Operating income	780	1,793	1,259
Finance expenses	(134)	(473)	(507)
Finance income	35	70	51
Taxes on income **)	(109)	(283)	(174)
Net income from discontinued operation, net	572	1,107	629
Other comprehensive income (loss) from discontinued operation	(1)	16	(24)
Total comprehensive income from discontinued operation	571	1,123	605
Allocated to:
Equity holders of the Company	205	409	258
Non-controlling interests	366	714	347
	571	1,123	605

*) The operating results, relating to the operation that was discontinued following the loss of control are immaterial, since as of March 22 2017, the company no longer holds effective control. These results are included among the results from discontinued operation.

**) Includes adjustments for deferred taxes expenses.

Summary of financial information attributed to discontinued operation

Cash flow statements attributed to discontinued operation and provided by (used in) activities -

	Three months ended March 31	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Net cash provided by operating activities	130	744	745
Net cash used in investing activities	(109)	(1,652)	(1,043)
Net cash provided by financing activities	14	948	194

*) The cash flows, net, relating to the operation that was discontinued following the loss of control are immaterial, since as of March 22, 2017, the company no longer holds effective control.

Schedule of carrying amount and market value of the investment

Carrying amount and market value of the investment in FCR:

	December 31, 2017		December 31, 2016
	Carrying amount	Market value	Carrying amount	Market value
	NIS in millions
Shares	4,643	4,562	4,356	5,224

Schedule of consideration to the fair value of the assets and liabilities
4.	The allocation of consideration to the fair value of the assets and liabilities of FCR following the loss of control:

	C$*)	NIS
	Millions
Investment at market value upon completion of the transaction	1,582	4,309
Group’s share (32.7%) in FCR’s net assets upon acquisition date	(1,416)	(3,856)
Adjustment to FCR’s equity	166	453

Attributed to:
Loan and other trade receivables	(1)	(2)
Goodwill	200	544
Deferred taxes	12	33
Interest-bearing loans from banks	13	36
Debentures	(56)	(153)
Convertible debentures	(2)	(5)
	166	453

*) FCR’s Financial Statements are presented in CAD (as of December 31, 2017 and December 31, 2016 the CAD exchange rate was NIS 2.7648 and NIS 2.8511 respectively).

CTY [Member]
Disclosure of joint ventures [line items]
Summary of financial information

Summarized statements of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	287	558
Non-current assets	19,139	19,260
Current liabilities	(846)	(1,559)
Non-current liabilities	(9,409)	(8,909)
Net assets	9,171	9,350
Allocated to:
Equity holders of the company	4,078	4,094
Non-controlling interests	5,093	5,256
	9,171	9,350

Summarized statements of comprehensive income -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Revenues	1,373	1,410	1,272
Net income *)	354	682	476
Other comprehensive income (loss)	(312)	164	(125)
Total comprehensive income *)	42	846	351
Allocated to:
Equity holders of the Company	19	363	148
Non-controlling interests	23	483	203
	42	846	351
Dividends to non-controlling interests	262	317	217

*) In 2016 includes goodwill impairment.

Summarized cash flow statements -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Net cash provided by operating activities	605	580	479
Net cash provided by (used in) investing activities	71	(692)	(2,588)
Net cash provided by (used in) financing activities	(694)	64	2,043
Exchange differences on balances of cash and cash equivalents	(4)	(2)	19
Decrease in cash and cash equivalents	(22)	(50)	(47)

Summary of outstanding shares option
The share options of CTY outstanding as of December 31, 2017

Series	Average exercise price per share*)	Expiration date	Number of exercisable shares in thousands*)
Options to plan employees and officers (2011 plan)	€ 2.47	2018	12,475

*) The exercise price and exchange ratio are adjusted for right issue, dividend distribution and return of equity. As of the reporting date, all of the share options are exercisable.

Associates [Member]
Disclosure of joint ventures [line items]
Summary of equity-accounted investees including amortization of fair value adjustment
	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Net income **)	398	1	16

*)	Reclassified, refer to Note 2dd.
**)	Mainly includes a profit of NIS 402 million from FCR.

Joint ventures [Member]
Disclosure of joint ventures [line items]
Summary of equity-accounted investees including amortization of fair value adjustment
	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Loss - ATR (see section c)**)	-	-	(8)
Net income of other Joint Ventures	36	105	118
Other comprehensive income	-	1	21
Comprehensive income	36	106	131

*)	Reclassified, refer to Note 2dd.
**)	The above includes ATR data until its initial consolidation, as in section c2 below.

Joint ventures [Member] | Associates [Member]
Disclosure of joint ventures [line items]
Summary of investment in entities accounted for equity method
	December 31
	2017	2016
	NIS in millions
Joint ventures (1)	1,237	1,580
Associates (2)	4,749	116
	5,986	1,696
Loans (3)	354	401
	6,340	2,097

(1)	Includes mainly investments in FCR in the amount of C$1,679 million (NIS 4,643 million) See section E below.

(2)	Includes mainly a loan of € 82 million (NIS 340 million) which bears a fixed annual interest rate of 6% and mature on January 2023.